Related party transactions (Tables)	12 Months Ended
May 31, 2020
Disclosure of transactions between related parties [abstract]
Disclosure of information about key management personnel [text block]

	For the year ended May 31,
	2020	2019
Salaries	$6,863	$5,140
Share-based compensation	5,037	11,854

	$11,900	$16,994